Condensed Financial Information of the Parent Company (Unaudited) (Tables) - Parent Company [Member]	12 Months Ended
Dec. 31, 2020
Condensed Financial Information of the Parent Company (Unaudited) (Tables) [Line Items]
Schedule of parent company balance sheets
	December 31, 2020	December 31, 2019
ASSETS
CURRENT ASSETS:
Cash	$16,876	$17,671
Prepayments	303,102	4,590,534
Amount due from related parties	4,611,848	-
Total current assets	4,931,826	4,608,205

OTHER ASSETS
Investment in subsidiaries	16,342,464	5,418,425
Total assets	$21,274,290	$10,026,630

LIABILITIES AND SHAREHOLDERS’ EQUITY

LIABILITIES	$-	$-

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS’ EQUITY
Ordinary shares: $0.001 par value, 50,000,000 shares authorized, 12,354,040 and 9,000,000 shares issued and outstanding as of December 31, 2020 and 2019, respectively*	12,354	9,000
Share subscription receivables	(847,086)	(847,086)
Additional paid-in capital	13,824,820	4,115,388
Statutory reserves	877,886	760,475
Retained earnings	6,905,718	6,240,833
Accumulated other comprehensive (loss) income	500,598	(252,230)
Total shareholders’ equity	21,274,290	10,026,630

Total liabilities and shareholders’ equity	$21,274,290	$10,026,630
*	Giving retroactive effect to the re-denomination and nominal issuance of shares effected on February 12, 2020.

Schedule of parent company statement of income and comprehensive income
	For the Year Ended December 31,
	2020	2019	2018
EQUITY INCOME OF SUBSIDIARIES	$950,045	$2,020,552	$2,855,074

COSTS AND EXPENSES
General and Administrative expenses	167,749	377,758	187
Total costs and expenses	167,749	377,758	187

INCOME FROM OPERATION	782,296	1,642,794	2,854,887

INCOME BEFORE INCOME TAXES	782,296	1,642,794	2,854,887

PROVISION FOR INCOME TAXES	-	-	-

NET INCOME	782,296	1,642,794	2,854,887

OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustment	752,828	(121,195)	(419,684)
COMPREHENSIVE INCOME	$1,535,124	$1,521,599	$2,435,203

Schedule of parent company statement of cash flows
	For the Year Ended December 31,
	2020	2019	2018
Cash flows from operating activities:
Net income	$782,296	$1,642,794	$2,854,887
Adjustments to reconcile net income to cash used in operating activities:
Equity income of subsidiaries	(950,045)	(2,020,552)	(2,855,074)
Others payable and accrued liabilities	-	291,484	-
Net cash used in operating activities	(167,749)	(86,274)	(187)

Cash flows from investing activities:	-	-	-
Net cash provided by investing activities:	-	-	-

Cash flows from financing activities:
Amounts advanced from related parties	166,872	(19,145)	(3,797,183)
Capital contribution	-	-	3,916,672
Net cash provided by (used in) financing activities	166,872	(19,145)	119,489

Effect of exchange rate change on cash	82	30	3,758

Net increase in cash	(795)	(105,389)	123,060
Cash at beginning of the year	17,671	123,060	-
Cash at end of the year	$16,876	$17,671	$123,060